BetaBuilders U.S. Treasury Bond 20+ Year ETF Investment Strategy - BetaBuilders U.S. Treasury Bond 20+ Year ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE US Treasury 20+ Year Bond Index (the Underlying Index), which measures the performance of U.S. dollar-denominated, fixed rate securities with minimum term to maturity greater than twenty years. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. ICE Data Indices, LLC is the index provider for the Underlying Index (the Index Provider). The Underlying Index is a subset of the ICE U.S. Treasury Bond Index Series and primarily includes U.S. Treasury issued debt with the following excluded: Inflation-linked securities, Floating Rate Notes, Cash Management and Treasury Bills, and any government agency debt issued with or without a government guarantee. The dollar-weighted average maturity of the Underlying Index as of May 29, 2026 was 26.1 years. Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include curve exposure and liquidity, and other fixed income specific attributes (such as yield, duration and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the monthly rebalancing of the Underlying Index. The Fund may also invest in shares of affiliated money market funds.